Other Assets	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Other Assets

14 Other Assets

(in millions)	December 31, 2021	December 31, 2020
Sales tax receivable	€26.7	€4.2
Prepayments related to CRO and CMO contracts	22.8	14.2
Prepayments on inventories	6.1	29.8
Prepayments related to service contracts	6.5	3.8
Other	3.6	10.0
Total	€65.7	€62.0
Total current	64.9	61.0
Total non-current	0.8	1.0